Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Current: Federal	$ 503	$ 496	$ 230
Current: State and local	37	33	25
Current: Non-U.S.	477	413	313
Deferred: Federal	149	(55)	149
Deferred: State and local	3	(1)	9
Deferred: Non-U.S.	(42)	(38)	(38)
Income tax expense	$ 1,127	$ 848	$ 688